GOING CONCERN AND MANAGEMENTS LIQUIDITY PLANS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2023
GOING CONCERN AND MANAGEMENTS LIQUIDITY PLANS
Working capital	$ 79,486
Cash	$ 479	$ 0	$ 0